Fees and Expenses	Mar. 31, 2025
Nuveen Bond Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Bond Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Bond Index Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.06%		0.06%	0.06%	0.06%	0.06%	0.06%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	[1]	0.11%	0.01%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.45%		0.17%	0.22%	0.07%	0.32%	0.07%
Fee Waiver or Reimbursement	[2]	(0.01%)		0.00%	0.00%	0.00%	0.00%	(0.07%)	[3]
Net Expenses (as a percentage of Assets)		0.44%		0.17%	0.22%	0.07%	0.32%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.44% of average daily net assets for Class A shares; (ii) 0.24% of average daily net assets for Class I shares; (iii) 0.24% of average daily net assets for Premier Class shares; (iv) 0.09% of average daily net assets for Class R6 shares; (v) 0.34% of average daily net assets for Retirement Class shares; and (vi) 0.09% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Bond Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 418	$ 17	$ 23	$ 7	$ 33	$ 0
Expense Example, with Redemption, 3 Years	513	55	71	23	103	0
Expense Example, with Redemption, 5 Years	617	96	124	40	180	0
Expense Example, with Redemption, 10 Years	$ 920	$ 217	$ 280	$ 90	$ 406	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Nuveen Bond Index Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Core Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Core Bond Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.27%		0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	[1]	0.16%	0.03%	0.02%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.63%		0.43%	0.45%	0.29%	0.53%	0.28%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.28%)	[3]
Net Expenses (as a percentage of Assets)		0.63%		0.43%	0.45%	0.29%	0.53%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; (v) 0.60% of average daily net assets for Retirement Class shares; and (vi) 0.35% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Core Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 437	$ 44	$ 46	$ 30	$ 54	$ 0
Expense Example, with Redemption, 3 Years	569	138	144	93	170	0
Expense Example, with Redemption, 5 Years	713	241	252	163	296	0
Expense Example, with Redemption, 10 Years	$ 1,132	$ 542	$ 567	$ 368	$ 665	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%
Nuveen Core Bond Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Core Impact Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Core Impact Bond Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.09%	0.08%	0.03%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.67%	0.41%	0.51%	0.35%	0.60%
Fee Waiver or Reimbursement	[1]	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		0.67%	0.41%	0.51%	0.35%	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Class A shares; (ii) 0.55% of average daily net assets for Class I shares; (iii) 0.55% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Class R6 shares; and (v) 0.65% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Core Impact Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 441	$ 42	$ 52	$ 36	$ 61
Expense Example, with Redemption, 3 Years	581	132	164	113	192
Expense Example, with Redemption, 5 Years	734	230	285	197	335
Expense Example, with Redemption, 10 Years	$ 1,178	$ 518	$ 640	$ 443	$ 750

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	147.00%
Nuveen Core Plus Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Core Plus Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Core Plus Bond Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.28%		0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	[1]	0.10%	0.02%	0.02%	0.27%	0.02%
Expenses (as a percentage of Assets)		0.66%		0.38%	0.45%	0.30%	0.55%	0.30%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.30%)	[3]
Net Expenses (as a percentage of Assets)		0.66%		0.38%	0.45%	0.30%	0.55%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; (v) 0.60% of average daily net assets for Retirement Class shares; and (vi) 0.35% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Core Plus Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 440	$ 39	$ 46	$ 31	$ 56	$ 0
Expense Example, with Redemption, 3 Years	578	122	144	97	176	0
Expense Example, with Redemption, 5 Years	729	213	252	169	307	0
Expense Example, with Redemption, 10 Years	$ 1,167	$ 480	$ 567	$ 381	$ 689	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	84.00%
Nuveen Core Plus Bond Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen 5-15 Year Laddered Tax Exempt Bond Fund - USD ($)	Class A	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen 5-15 Year Laddered Tax Exempt Bond Fund		Class A		Class I		Class R6
Management Fees (as a percentage of Assets)		0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.00%
Other Expenses (as a percentage of Assets):		0.17%	[1]	0.19%	[1]	0.09%
Expenses (as a percentage of Assets)		0.67%		0.44%		0.34%
Fee Waiver or Reimbursement	[2]	(0.06%)		(0.04%)		(0.04%)
Net Expenses (as a percentage of Assets)		0.61%		0.40%		0.30%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026		July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Class A shares; (ii) 0.45% of average daily net assets for Class I shares; and (iii) 0.30% of average daily net assets for Class R6 shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen 5-15 Year Laddered Tax Exempt Bond Fund - USD ($)	Class A	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 360	$ 41	$ 31
Expense Example, with Redemption, 3 Years	502	137	105
Expense Example, with Redemption, 5 Years	656	242	187
Expense Example, with Redemption, 10 Years	$ 1,104	$ 551	$ 427

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Green Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Green Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Green Bond Fund		Class A		Class I		Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.40%		0.40%		0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.27%	[1]	0.28%	[1]	0.19%	0.18%	0.43%
Expenses (as a percentage of Assets)		0.92%		0.68%		0.74%	0.58%	0.83%
Fee Waiver or Reimbursement	[2]	(0.13%)		(0.13%)		(0.14%)	(0.13%)	(0.13%)
Net Expenses (as a percentage of Assets)		0.79%		0.55%		0.60%	0.45%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.80% of average daily net assets for Class A shares; (ii) 0.60% of average daily net assets for Class I shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.45% of average daily net assets for Class R6 shares; and (v) 0.70% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Green Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 453	$ 56	$ 61	$ 46	$ 72
Expense Example, with Redemption, 3 Years	645	204	222	173	252
Expense Example, with Redemption, 5 Years	853	366	398	311	448
Expense Example, with Redemption, 10 Years	$ 1,452	$ 834	$ 905	$ 713	$ 1,013

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Nuveen Green Bond Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Green Bond Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen High Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen High Yield Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen High Yield Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.34%		0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	[1]	0.16%	0.02%	0.02%	0.27%	0.02%
Expenses (as a percentage of Assets)		0.70%		0.50%	0.51%	0.36%	0.61%	0.36%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.36%)	[3]
Net Expenses (as a percentage of Assets)		0.70%		0.50%	0.51%	0.36%	0.61%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Class A shares; (ii) 0.55% of average daily net assets for Class I shares; (iii) 0.55% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Class R6 shares; (v) 0.65% of average daily net assets for Retirement Class shares; and (vi) 0.40% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen High Yield Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 543	$ 51	$ 52	$ 37	$ 62	$ 0
Expense Example, with Redemption, 3 Years	688	160	164	116	195	0
Expense Example, with Redemption, 5 Years	846	280	285	202	340	0
Expense Example, with Redemption, 10 Years	$ 1,304	$ 628	$ 640	$ 456	$ 762	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	61.00%
Nuveen High Yield Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Short Duration Impact Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Short Duration Impact Bond Fund		Class A		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.30%		0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.38%	[1]	0.33%	0.31%	0.31%	0.56%
Expenses (as a percentage of Assets)		0.93%		0.63%	0.76%	0.61%	0.86%
Fee Waiver or Reimbursement	[2]	(0.26%)		(0.26%)	(0.26%)	(0.26%)	(0.26%)
Net Expenses (as a percentage of Assets)		0.67%		0.37%	0.50%	0.35%	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Short Duration Impact Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 317	$ 38	$ 51	$ 36	$ 61
Expense Example, with Redemption, 3 Years	514	176	217	169	248
Expense Example, with Redemption, 5 Years	727	325	397	314	451
Expense Example, with Redemption, 10 Years	$ 1,341	$ 762	$ 918	$ 737	$ 1,037

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Portfolio Turnover, Rate	139.00%
Nuveen Short Duration Impact Bond Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Short Term Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Short Term Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Short Term Bond Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.25%		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	[1]	0.07%	0.02%	0.02%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.62%		0.32%	0.42%	0.27%	0.51%	0.26%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.26%)	[3]
Net Expenses (as a percentage of Assets)		0.62%		0.32%	0.42%	0.27%	0.51%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Class A shares; (ii) 0.45% of average daily net assets for Class I shares; (iii) 0.45% of average daily net assets for Premier Class shares; (iv) 0.30% of average daily net assets for Class R6 shares; (v) 0.55% of average daily net assets for Retirement Class shares; and (vi) 0.30% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Short Term Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 312	$ 33	$ 43	$ 28	$ 52	$ 0
Expense Example, with Redemption, 3 Years	444	103	135	87	164	0
Expense Example, with Redemption, 5 Years	587	180	235	152	285	0
Expense Example, with Redemption, 10 Years	$ 1,005	$ 406	$ 530	$ 343	$ 640	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Portfolio Turnover, Rate	182.00%
Nuveen Short Term Bond Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Short Term Bond Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 172 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 103 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Short Term Bond Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Short Term Bond Index Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	[1]	0.16%	0.04%	0.02%	0.27%	0.02%
Expenses (as a percentage of Assets)		0.45%		0.21%	0.24%	0.07%	0.32%	0.07%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.07%)	[3]
Net Expenses (as a percentage of Assets)		0.45%		0.21%	0.24%	0.07%	0.32%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.45% of average daily net assets for Class A shares; (ii) 0.25% of average daily net assets for Class I shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.10% of average daily net assets for Class R6 shares; (v) 0.35% of average daily net assets for Retirement Class shares; and (vi) 0.10% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Short Term Bond Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 295	$ 22	$ 25	$ 7	$ 33	$ 0
Expense Example, with Redemption, 3 Years	391	68	77	23	103	0
Expense Example, with Redemption, 5 Years	496	118	135	40	180	0
Expense Example, with Redemption, 10 Years	$ 803	$ 268	$ 306	$ 90	$ 406	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	55.00%
Nuveen Short Term Bond Index Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Money Market Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Money Market Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	[1]	0.08%	0.02%	0.02%	0.27%	0.02%	[2]
Expenses (as a percentage of Assets)		0.48%		0.18%	0.27%	0.12%	0.37%	0.12%
Fee Waiver or Reimbursement	[3]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.12%)	[4]
Net Expenses (as a percentage of Assets)		0.48%		0.18%	0.27%	0.12%	0.37%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Restated to reflect estimates for the current fiscal year.
[2]	Estimate is for the current fiscal year.
[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.50% of average daily net assets for Class A shares; (ii) 0.30% of average daily net assets for Class I shares; (iii) 0.30% of average daily net assets for Premier Class shares; (iv) 0.15% of average daily net assets for Class R6 shares; (v) 0.40% of average daily net assets for Retirement Class shares; and (vi) 0.15% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

[4]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Money Market Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 49	$ 18	$ 28	$ 12	$ 38	$ 0
Expense Example, with Redemption, 3 Years	154	58	87	39	119	0
Expense Example, with Redemption, 5 Years	269	101	152	68	208	0
Expense Example, with Redemption, 10 Years	$ 604	$ 230	$ 343	$ 154	$ 468	$ 0

Nuveen Money Market Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Nuveen Money Market Fund | Class W
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Estimate is for the current fiscal year.